Transactions with Related Parties and Parties-in-Interest (Details) - EBP 003 - Materion Common Stock	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends	$ 97,945
Purchases	3,984,391
Sales	$ 8,235,775